Financial Performance and Cash Flows (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2014 Guangzhou Yingzheng Information Technology Company Limited and Shenzhen Lanyue Internet Technology Company Limited USD ($)	Dec. 31, 2014 Guangzhou Yingzheng Information Technology Company Limited and Shenzhen Lanyue Internet Technology Company Limited CNY	Dec. 31, 2013 Guangzhou Yingzheng Information Technology Company Limited and Shenzhen Lanyue Internet Technology Company Limited CNY	Dec. 31, 2012 Guangzhou Yingzheng Information Technology Company Limited and Shenzhen Lanyue Internet Technology Company Limited CNY
Variable Interest Entity [Line Items]
Total net revenues	$ 203,832	[1]	1,264,695	[1]	353,007	[1]	187,593	[1]	$ 177,267	1,099,868	153,990	35,686
Net income (loss) attributable to China Mobile Games and Entertainment Group Limited's ordinary shareholders	37,412		232,124		23,086		(17,361)		54,099	335,664	(37,334)	(17,742)
Net cash generated from operating activities	(3,250)		(20,160)		(60,663)		47,815		52,598	326,349	43,201	18,517
Net cash provided by (used in) investing activities	(58,870)		(365,268)		(77,561)		(100,051)		(40,403)	(250,686)	(43,546)	(37,987)
Net cash generated from financing activities	$ 78,747		488,590		260,427		(6,272)				10,098

[1]	Net revenues from related parties Games - 7,444 - -